SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Supplementary Statement Of Balance Sheet Information [Abstract]
Schedule of other current assets
	December 31,
	2015	2014
	U.S. dollars in thousands
a. Other current assets
Government institutions	1,822	1,026
Prepaid expenses	2,363	1,948
Deferred taxes	—	605
Other account receivables	4,612	5,277
Interest receivable	2,161	221
Restricted bank deposits	3,061	2,315
Other	798	743
	14,817	12,135

Schedule of property and equipment
	December 31,
	2015	2014
	U.S. dollars in thousands
b. Property and equipment, net
Computers, electronic equipment and software	12,538	13,848
Vehicles	1,007	617
Office furniture and equipment	759	665
Leasehold improvements	4,071	3,839
Equipment	476	476
Prepayment of property	745	—
	19,596	19,445
Less – accumulated depreciation	8,565	10,658
	11,031	8,787

Schedule of account payable and accrued expenses
	December 31,
	2015	2014
	U.S. dollars in thousands
c. Account payable and accrued expenses
Account payable	17,461	12,016
Accrued expenses	7,132	5,854
	24,593	17,870

Schedule of other current Liabilities
	December 31,
	2015	2014
	U.S. dollars in thousands
d. Other current Liabilities
Institutions	1,490	2,215
Advances from NRE arrangements	2,628	1,303
Advances from customers	1,712	1,180
Other	857	471
	6,687	5,169